Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income/(loss)	$ (5,617,355)	$ 13,718,440	$ 17,278,404	$ 14,119,814
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Share-based compensation expenses			21,330
Depreciation	29,042	28,117	37,448	39,415
Amortization	327,182	11,221	4,003
Loss on disposal of property and equipment		58	58	(12,971)
Deferred tax benefit	(1,754,957)	(687,620)	(662,741)	(274,924)
Provisions for loan losses	19,408,306	3,513,946	4,650,887	2,166,110
Changes in operating assets and liabilities:
Interest and fee receivable	(2,159,016)	(549,148)	(465,901)	(79,061)
Amount due from a related party		1,641,499
Other assets	(129,800)	(117,965)	(413,772)	(72,426)
Taxes payable	(1,115,766)	58,118	(30,601)	(764,741)
Other liabilities	1,510,430	(488,038)	3,009,560	820,988
Net Cash Provided by Operating Activities	10,498,066	17,128,628	23,428,675	15,942,204
Cash Flows from Investing Activities:
Originated loans disbursement	(178,013,926)	(248,817,124)	(331,721,346)	(237,371,565)
Repayment of loans from customers	162,077,097	236,375,483	307,589,717	212,716,218
Purchase of property and equipment	(3,232)	(15,866)	(16,341)	(156,847)
Purchase of investment				(4,013,614)
Purchase of intangible asset	(28,300)	(62,914)	(61,993)
Proceeds from sales of property and equipment				28,898
Proceeds from disposal of loans receivable to a related party				6,737,574
Net Cash Used in Investing Activities	(15,968,361)	(12,520,421)	(24,209,963)	(22,059,336)
Cash Flows from Financing Activities:
Cash acquired from reverse merger			6,083,009
Proceeds from issuing ordinary shares				1
Proceeds from short-term bank borrowings	5,086,352	10,379,868	13,997,380	5,619,060
Repayments of short-term bank borrowings	(1,443,852)	(3,749,531)	(6,020,378)	(12,843,565)
Proceeds from secured loan				25,783,457
Repayment of secured loan		(9,303,756)	(9,150,975)	(15,942,076)
Proceeds from loans from a cost investment investee		14,998,125	15,050,946	16,054,457
Repayment from loans from a cost investment investee		(14,998,125)	(15,050,946)
Proceeds from a related party			1,615,903
Payment of dividends	(873,600)	(6,574,421)	(7,795,182)	(5,647,881)
Repayment of convertible promissory note	(650,000)
Net Cash Provided by/(Used in) Financing Activities	2,118,900	(9,247,840)	(1,270,243)	13,023,453
Effect of Exchange Rate Changes on Cash and Cash Equivalents	110,358	(87,927)	(184,482)	(289,852)
Net Decrease Increase in Cash and Cash Equivalents	(3,241,037)	(4,727,560)	(2,236,013)	6,616,469
Cash and Cash Equivalents at Beginning of Period	4,496,588	6,732,601	6,732,601	116,132
Cash and Cash Equivalents at End of Period	$ 1,255,551	$ 8,088,049	4,496,588	6,732,601
Supplemental Cash Flow Information
Cash paid for interest expense			5,136,312	3,846,128
Cash paid for income tax			$ 3,624,437	$ 3,648,094